Gross Unrealized Losses and Fair Value of Investments with Unrealized Losses Not Deemed to be Other-Than-Temporarily Impaired (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	$ 119,899	$ 29,442
Less than 12 months Unrealized Losses	1,019	278
12 months or more Fair Value	3,066	2,991
12 months or more Unrealized Losses	288	1,083
Total Fair Value	122,965	32,433
Total Unrealized Losses	1,307	1,361
Obligations of U.S. Government agencies
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	105,433	24,859
Less than 12 months Unrealized Losses	648	140
Total Fair Value	105,433	24,859
Total Unrealized Losses	648	140
State, county and municipal obligations
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	14,466	4,583
Less than 12 months Unrealized Losses	371	138
12 months or more Fair Value	260	962
12 months or more Unrealized Losses	1	19
Total Fair Value	14,726	5,545
Total Unrealized Losses	372	157
Other investments
Schedule of Available-for-sale Securities [Line Items]
12 months or more Fair Value	2,806	2,029
12 months or more Unrealized Losses	287	1,064
Total Fair Value	2,806	2,029
Total Unrealized Losses	$ 287	$ 1,064